Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (2,729,788)	$ (17,102,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	582,706	596,864
Share-based compensation	683,330	712,919
Loss on investments in marketable securities, net	82,710	7,565,273
Gain on non-marketable investment, net	(5,588,078)
Loss on investments in derivatives, net		4,289
Gain on use of digital currencies		(4,918)
Settlement of service fee by tokens and digital currencies		10,457
Operating lease cost	183,179	212,640
Impairment loss of other receivables and prepayment		80,000
Interest income	(151,839)	(2,905)
Interest expense	1,000	126,417
Accretion of finance lease liabilities	1,105	2,590
Changes in operating assets and liabilities:
Accounts receivable	6,908	15,128
Inventories	6,071	6,348
Other receivables and prepayments	(403,614)	502,815
Long-term deposits	21,872
Due from brokers	50	(4)
Amounts due from related parties	(97,703)	(1,923)
Amounts due to related parties	(12,343)	(138,582)
Accounts payable and accrued expenses	690,988	867,090
Operating lease liabilities	(189,844)	(206,126)
Net cash used in operating activities	(6,913,290)	(6,754,035)
Cash flows from investing activities
Loan to related parties	(103,789)
Loan repayment from a related party	2,965,803
Purchases of property, plant and equipment	(150,554)	(5,278)
Proceeds from sale of marketable securities		20,116,734
Disposal of subsidiary, net of cash disposed		(113,828)
Purchases of intangible assets		(6,026)
Net cash provided by investing activities	2,711,460	19,991,602
Cash flows from financing activities
Loan from banks	3,000,000
Exercise of options and warrants	157,963	130,012
Payment of finance lease obligations	(26,922)	(26,922)
Proceeds from issuance of subsidiaries’ shares	5,360
Loan from a related party		3,500,000
Repayment of loan from related parties		(4,400,000)
Proceeds from issuance of Class A Ordinary Shares and warrants, net		4,000,000
Net cash provided by financing activities	3,136,401	3,203,090
Net increase (decrease) in cash and restricted cash	(1,065,429)	16,440,657
Cash and restricted cash- Beginning of period	8,261,487	3,625,356
Cash and restricted cash - End of period	7,196,058	20,066,013
Supplemental disclosures of cash flow information
Interest paid		133,623
Income taxes paid
Reconciliation of cash and restricted cash
Cash	4,065,788	19,935,888
Restricted cash	3,130,270	130,125
Total cash and restricted cash shown on the condensed consolidated statements of cash flows	$ 7,196,058	$ 20,066,013